Supplemental and Noncash Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental and Noncash Information
SUPPLEMENTAL AND NONCASH INFORMATION

The Company paid cash for interest, net of amounts capitalized, in the amount of $233,220, $265,430 and $278,783 during 2012, 2011 and 2010, respectively.

The Company’s noncash investing and financing activities for 2012, 2011 and 2010 were as follows:

	2012	2011	2010
Accrued dividends and distributions payable	$43,689	$41,717	$41,833
Additions to real estate assets accrued but not yet paid	22,468	21,771	19,125
Issuance of noncontrolling interests in Operating Partnership	14,000	—	—
Conversion of operating partnership units to common stock	59,738	729	56,338
Addition to real estate assets from conversion of note receivable	4,522	—	—
Assumption of mortgage notes payable in acquisitions	220,634	—	—
Consolidation of joint venture:
Decrease in investment in unconsolidated affiliates	(15,643)	—	(15,175)
Increase in real estate assets	111,407	—	33,706
Increase in intangible lease and other assets	18,426	—	3,240
Increase in mortgage and other indebtedness	54,169	—	21,753
Deconsolidation of joint ventures:
Decrease in real estate assets	—	365,971	—
Decrease in intangible lease and other assets	—	26,798	—
Decrease in mortgage notes payable	—	(266,224)	—
Increase in investment in unconsolidated affiliates	—	(123,651)	—
Decrease in accounts payable and accrued liabilities	—	(4,395)	—
Additions to real estate assets from forgiveness of mortgage note receivable	—	2,235	—
Notes receivable from sale of interest in unconsolidated affiliate	—	—	1,001
Distribution of real estate assets from unconsolidated affiliate	—	—	12,210
Issuance of additional redeemable noncontrolling preferred joint venture interests	—	—	2,146
Reclassification of mortgage and other notes receivable to other assets	—	—	7,269